28 Equity (Details 2) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Disclosure of classes of share capital [line items]
Loss for the year	R$ (6,691,720)
Equity valuation adjustments	7,543
Other	(2,585)
Adjusted loss	(6,667,262)
Accumulated losses for the year	(4,529,547)
Retention of profits [member]
Disclosure of classes of share capital [line items]
Accumulated losses for the year	1,174,301
Tax incentive [member]
Disclosure of classes of share capital [line items]
Accumulated losses for the year	153,478
Legal reserve [member]
Disclosure of classes of share capital [line items]
Accumulated losses for the year	577,476
Revenue Reserves [member]
Disclosure of classes of share capital [line items]
Accumulated losses for the year	1,905,255
Capital reserve [member]
Disclosure of classes of share capital [line items]
Accumulated losses for the year	R$ 232,460